Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory

	As of
	March 31, 2022	December 31, 2021
	(In thousands)
Raw materials	$21,738	$18,890
Work in process	29,839	27,123
Inventories, gross	51,577	46,013
Provision for contract losses	(5,796)	(11,626)
Reserve for inventory excess and obsolescence	(1,053)	(460)
Inventory	$44,728	$33,927
Inventory consists of the following as of December 31, 2021, and December 31, 2020:

	As of
	December 31, 2021	December 31, 2020
	(In thousands)
Raw materials	$18,890	$66
Work in process	27,123	—
Inventories, gross	46,013	66
Provision for contract losses	(11,626)	—
Reserve for inventory excess and obsolescence	(460)	—
Inventory	$33,927	$66